RELATED PARTY TRANSACTIONS	15 Months Ended
Sep. 30, 2011
RELATED PARTY TRANSACTIONS [Text Block]

9. RELATED PARTY TRANSACTIONS

Mr. Durando, the President and CEO of mPhase, together with Mr. Ergul own a controlling interest and are officers of Janifast Limited. Mr. Durando and Mr. Dotoli are officers of Microphase Corporation. Mr. Ergul, retired as the chairman of the board of mPhase in Nov 2007, owns a controlling interest and is a director of Microphase Corporation.

Mr. Abraham Biderman was employed until September 30, 2003, by our former investment-banking firm, Lipper & Company.

During the fiscal year ended June 30, 2007, Mr. Biderman’s current firm, Eagle Advisers, Inc., as a finder of money generated finders’ fees of $520,000, as well as additional administrative and occupancy charges of $43,400. In 2008, Mr. Biderman was paid $188,472 in finders’ fees. During fiscal years ended June 30, 2009 and June 30, 2010 Mr. Biderman charged finders’ fees of $80,000 and $25,000 respectively. During the year ended June 30, 2011, Mr. Biderman charged finders’ fees of $24,500.

During fiscal year ended June 30, 2009, Messrs. Durando, Dotoli and Smiley provided no net bridge loans to the Company.

As of June 30, 2010, bridge loans outstanding, including accrued interest thereon, from Mr. Smiley equaled $183,187. As of June 30, 2010, Mr. Durando and Mr. Dotoli were owed unpaid compensation plus accrued interest thereon at 12% per annum equal to $419,436 and $268,194, respectively. On October 7, 2009, the Company paid Messrs. Durando, Dotoli and Smiley $45,000, $45,000 and $25,000 respectively in reduction of amounts owed to them by the Company for unpaid compensation and bridge loans.

In April 2009, the Board of Directors authorized the right for the officers to convert such loans plus accrued interest thereon at any time for the next five years into common shares provided such shares are issued, outstanding and available, at a conversion price of $.0075, which price is comparable to that of private placements during the period. The Company recorded beneficial conversion interest expense of $914,060, $82, 609 and $0 during the years ended June 30, 2009, June 30, 2010 and June 30, 2011, respectively, on the conversion feature based upon principal at the commitment date and accrued interest through June 30 of 2009, 2010 and 2011, respectively. On August 25, 2011, the Board amended the conversion feature of these officers’ loans to a conversion price of $.0040. During the three months ended September 30, 2011 the Company recorded beneficial conversion interest expense of $2,320.

As of June 30, 2011 and September 30, 2011, outstanding bridge loans from Mr. Smiley, including accrued interest thereon, amounted to $191,755 and $205,092, respectively. All of the promissory notes are payable on demand. As of June 30, 2011 and September 30, 2011, unpaid compensation owing to Mr. Durando and Mr. Dotoli, plus accrued interest thereon at 12% per annum, equaled $415,164 and $268,204 and $435,270 and $284,483 respectively. All of the promissory notes are payable on demand. The officers’ notes plus accrued interest are convertible into approximately 116,763,169 and 231,211,415 shares of the Company’s common stock based upon the conversion terms at June 30, 2011 and September 30, 2011, respectively.

MICROPHASE

The Company leases office space from Microphase at both its Norwalk and Little Falls location. As of July 1, 2011, rental expense is $3,630 and $2,347 per month at Norwalk and Little Falls, respectively. In addition, Microphase provides certain research and development services and shares administrative personnel from time to time.

During the year ended June 30, 2011, Microphase Corporation charged the Company $36,000 for rent and $9,356 for administrative expenses.

During the year ended June 30, 2010, Microphase Corporation charged the Company $36,000 for rent and $9,936 for administrative expenses and $337,500 development fees related to the Emergency Flashlight product launch included in research and development expenses. Additionally, in July 2009 Microphase Corporation converted $200,000 of accounts payable into 26,666,667 shares of the Company’s common stock at $.0075 per share. Such price was determined based upon the price of private placements of equity by the Company during such period. The Company recorded beneficial conversion interest expense of $586.667 relating to this conversion. During the three months ended September 30, 2010 and September 30, 2011 and from inception (October 2, 1996), $10,529, $13,191 and $9,491,152, respectively, have been charged to expense. As a result of the foregoing transactions, as of September 30, 2011, the Company had a $31,433 payable to Microphase.

JANIFAST

During the year ended June 30, 2000, mPhase advanced money to Janifast Limited, which is owned by U.S. Janifast Holdings, Ltd, a related party of which three directors of mPhase are significant shareholders, in connection with the manufacturing of POTS Splitter shelves and DSL component products.

During the years ended June 30, 2003, 2004 and 2005 and the period from inception (October 2, 1996) to June 30, 2005, there had been $174,959, $2,771,925, 1,536,494 and $15,001,105, respectively, of invoices for products and services that had been charged to inventory or expense and is included in “discontinued operations” in the accompanying statements of operations.

During the year ended June 30, 2007, Janifast agreed to convert $108,000 of debt into 830,000 shares of common stock and received 769,231 additional shares of stock as reparations.

In March of 2009, Janifast Ltd. ceased operations owing to its financial condition and the global downturn in the capital markets.

STRATEGIC VENDORS

On August 30, 2004, the Company paid $100,000 in cash to Piper Rudnick LLP, outside legal counsel to the Company, as part of a renegotiated settlement agreement that was originally effective as of March 31, 2002. The Company was in arrears with respect to payments due under the original settlement agreement and as part of the renegotiated agreement agreed to make the following payments:

a.

$25,000 on each of December 1, 2004, March 2005, June 1, 2005, September 1, 2005 and a $50,000 payment on December 1, 2005. Thereafter the Company is obligated to pay $25,000 on each of March 1, 2006, June 1 2006, and September 1, 2006 with a final payment of $75,000 of December 1, 2006.

b.	The Company also delivered a 5 year cashless warrant to purchase $150,000 worth of common stock at $.25 per share.

The warrant was valued pursuant to EITF 96-18, the ascribed value of the warrant minus the debt cancelled, resulting in a loss of $40,500.

Equity Conversions of Debt and Other Financial Instruments with Related Parties

During the fiscal years ended June 30, 2010 and June 30, 2011, there were limited equity conversions of debt or other financial instruments with related parties.

		2010		2011
Janifast:
Number of shares		None		None
Number of warrants		None		None
Amount converted to equity	$	None	$	None
Microphase Corporation:
Number of shares		26,666,667		None
Number of warrants		0		None
Amount converted to equity		$200,000	$	None
Total Related Party Conversions
Number of shares		26,666,667		None
Number of warrants		0		None
Amount converted to equity		$200,000	$	None

Summary of compensation to related parties for the Twelve Months Ended June 30, 2011

	Durando	Dotoli	Smiley	Biderman	Microphase	Total
Consulting / Salary	$160,000	$144,000	$140,000			$444,000
Interest	$33,728	$18,610	$16,569			$68,907
Rent					$36,000	$36,000
G&A					$9,356	$9,356
R&D						$0
Finder’s Fees				$24,500		$24,500
Total compensation	$193,728	$162,610	$156,569	$24,500	$45,356	$582,763

Summary of compensation to related parties for the Twelve Months Ended June 30, 2010

	Durando	Dotoli	Smiley	Biderman	Microphase	Total
Consulting / Salary	$200,000	$180,000	$175,000			$555,000
Interest	$56,483	$39,375	$24,356			$120,214
Rent					$36,000	$36,000
G&A					$9,936	$9,936
R&D					$337,500	$337,500
Finder’s Fees				$25,000		$25,000
Total compensation	$256,483	$219,375	$199,356	$25,000	$383,436	$1,083,650

Summary of compensation to related parties for the Three Months Ended September 30, 2011 (unaudited)

	Durando	Dotoli	Smiley	Biderman	Lawrence	Microphase	Total
Consulting / Salary	$37,500	$34,167	$33,333				$105,000
Interest	$13,116	$8,679	$6,337				$28,132
Rent						$10,890	$10,890
G&A						$2,301	$2,301
R&D							$0
Finders Fees				$8,000			$8,000
Stock based compensation (shares issued)*	$2,488,500	$1,858,500	$1,858,500	$252,000	$63,000		$6,520,500
Stock based compensation (previously issued options repriced)**	$173,316	$103,990	$62,394				$339,700
Total compensation	$2,712,432	$2,005,336	$1,960,564	$260,000	$63,000	$13,191	$7,014,523

Common stock issued August 25, 2011*

Options issued (5years @ 5 cents in September, 2008 repriced @ $.0040; the incremental cost of $339,700 to amortized through September 18, 2013)

Summary of compensation to related parties for the Three Months Ended September 30, 2010 (unaudited)

	Durando	Dotoli	Smiley	Biderman	Lawrence	Microphase	Total
Consulting / Salary	$40,000	$36,000	$35,000				$111,000
Interest	$9,044	$4,989	$4,477				$18,510
Rent						$9,000	$9,000
G&A						$1,529	$1,529
R&D							$0
Finders Fees							$0
Total compensation	$49,044	$40,989	$39,477	$0	$0	$10,529	$140,039

Summary of payables to related parties as of June 30, 2011

				Total
				Notes
	Durando	Dotoli	Smiley	Payable	Biderman	Microphase	Total
Notes payable	$263,479	$148,306	$111,030	$522,815			$522,815
Due to Officers / Affiliates					$150,000	$27,242	$177,242
Interest Payable	$151,685	$120,498	$80,725	$352,909			$352,909
Total Payable to Officers / Affiliates	$415,164	$268,804	$191,755	$875,724	$150,000	$27,242	$1,052,966

Summary of payables to related parties as of June 30, 2010

				Total
				Notes
	Durando	Dotoli	Smiley	Payable	Biderman	Microphase	Total
Notes payable	$301,479	$166,306	$119,030	$586,815			$586,815
Due to Officers / Affiliates	$0	$0	$0	$0		$19,214	$19,214
Interest Payable	$117,957	$101,888	$64,157	$284,002	$150,000		$434,002
Total Payable to Officers / Affiliates	$419,436	$268,194	$183,187	$870,817	$150,000	$19,214	$1,040,031

Summary of payables to related parties as of September 30, 2011 (unaudited)				Total Notes
	Durando	Dotoli	Smiley	Payable	Biderman	Microphase	Total
Notes payable	$270,479	$155,306	$118,030	$543,815			$543,815
Due to Officers / Affiliates					$150,000	$31,433	$181,433
Interest Payable	$164,791	$129,177	$87,062	$381,030			$381,030

Total Payable to Officers / Affiliates	$435,270	$284,483	$205,092	$924,845	$150,000	$31,433	$1,106,278

EXECUTIVE COMPENSATION AWARD DURING QUARTER ENDED SEPTEMBER 30, 2011(UNAUDITED)

On August 25, 2011, the Board of Directors awarded Messrs Ronald A. Durando, CEO, Gustave T. Dotoli, COO and Martin Smiley, EVP, 395,000,000, 295,000,000 and 295,000,000 restricted shares of common stock of the Company and awarded Messrs. Abraham Biderman and Victor Lawrence, as Directors 40and 10 million restricted shares of common stock of the Company.

In addition, previous 5 year option awards issued on September 18, 2008 to Messrs. Durando, Dotoli and Smiley were re-priced to $.0040 per share from $.05 per share covering 50,000,000 shares, 30,000,000 shares and 18,000,000 shares of common stock of the Company respectively. The revised exercise price of options to purchase up to 98,000,000 shares to $.0040 resulted in an incremental cost of $339,700 which was recorded as deferred compensation which will be amortized to expense through September 18, 2013. Additionally on August 25, 2011, the Board amended the conversion feature of officers loans discussed earlier in this Note 9, with a conversion price of $.0075 originally set in April 2009, to a revised conversion price of $.0040.